LVIP Delaware Wealth Builder Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–47.77%
U.S. MARKETS–43.07%
Aerospace & Defense–1.20%
Lockheed Martin Corp.	207	$ 97,855
Northrop Grumman Corp.	1,500	692,580
Raytheon Technologies Corp.	7,379	722,626
		1,513,061
Banks–0.91%
Fifth Third Bancorp	803	21,392
Truist Financial Corp.	15,700	535,370
U.S. Bancorp	16,300	587,615
		1,144,377
Biotechnology–0.86%
AbbVie, Inc.	3,715	592,060
Amgen, Inc.	290	70,107
Gilead Sciences, Inc.	5,111	424,060
		1,086,227
Broadline Retail–0.16%
eBay, Inc.	3,028	134,353
Macy's, Inc.	3,627	63,436
		197,789
Building Products–0.10%
Masco Corp.	2,502	124,399
		124,399
Capital Markets–1.45%
Ameriprise Financial, Inc.	1,191	365,041
Bank of New York Mellon Corp.	1,913	86,927
BlackRock, Inc.	561	375,376
Blackstone, Inc.	3,865	339,502
Carlyle Group, Inc.	6,298	195,616
Evercore, Inc. Class A	594	68,536
Invesco Ltd.	10,772	176,661
Moelis & Co. Class A	2,466	94,793
S&P Global, Inc.	299	103,086
State Street Corp.	348	26,340
		1,831,878
Chemicals–0.78%
Dow, Inc.	4,528	248,225
DuPont de Nemours, Inc.	10,300	739,231
		987,456
Communications Equipment–1.58%
Cisco Systems, Inc.	22,762	1,189,883
Motorola Solutions, Inc.	2,800	801,164
		1,991,047
Consumer Finance–0.38%
Ally Financial, Inc.	5,443	138,742
Discover Financial Services	1,193	117,916
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Consumer Finance (continued)
Synchrony Financial	7,812	$ 227,173
		483,831
Consumer Staples Distribution & Retail–1.11%
Dollar General Corp.	3,162	665,474
†Dollar Tree, Inc.	5,100	732,105
		1,397,579
Diversified REITs–0.03%
Essential Properties Realty Trust, Inc.	1,099	27,310
WP Carey, Inc.	200	15,490
		42,800
Diversified Telecommunication Services–0.90%
AT&T, Inc.	8,876	170,863
Verizon Communications, Inc.	25,009	972,600
		1,143,463
Electric Utilities–0.63%
Edison International	11,200	790,608
		790,608
Entertainment–0.60%
†Walt Disney Co.	7,610	761,989
		761,989
Financial Services–0.87%
Fidelity National Information Services, Inc.	11,082	602,085
Jackson Financial, Inc. Class A	7,455	278,891
Western Union Co.	19,084	212,787
		1,093,763
Food Products–1.15%
Archer-Daniels-Midland Co.	8,700	693,042
Conagra Brands, Inc.	20,200	758,712
		1,451,754
Health Care Equipment & Supplies–1.34%
Baxter International, Inc.	15,100	612,456
†Hologic, Inc.	9,386	757,450
Smith & Nephew PLC	22,910	318,461
		1,688,367
Health Care Providers & Services–1.48%
AmerisourceBergen Corp.	2,358	377,539
Cigna Group	2,300	587,719
CVS Health Corp.	7,708	572,781
McKesson Corp.	456	162,359
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	345	$ 163,044
		1,863,442
Health Care REITs–0.12%
CareTrust REIT, Inc.	744	14,568
Healthcare Realty Trust, Inc. Class A	655	12,661
Healthpeak Properties, Inc.	406	8,920
Medical Properties Trust, Inc.	561	4,611
Omega Healthcare Investors, Inc.	83	2,275
Ventas, Inc.	499	21,632
Welltower, Inc.	1,264	90,616
		155,283
Hotel & Resort REITs–0.10%
Apple Hospitality REIT, Inc.	3,166	49,136
Chatham Lodging Trust	1,563	16,396
Host Hotels & Resorts, Inc.	2,805	46,255
Park Hotels & Resorts, Inc.	1,406	17,378
		129,165
Hotels, Restaurants & Leisure–0.44%
†Amadeus IT Group SA	4,870	326,697
Starbucks Corp.	2,194	228,461
		555,158
Household Durables–0.18%
PulteGroup, Inc.	3,886	226,476
		226,476
Household Products–0.21%
Essity AB Class B	9,150	261,360
		261,360
Independent Power and Renewable Electricity Producers–0.23%
Vistra Corp.	12,090	290,160
		290,160
Industrial Conglomerates–0.59%
Honeywell International, Inc.	3,922	749,573
		749,573
Industrial REITs–0.35%
LXP Industrial Trust	1,860	19,177
Plymouth Industrial REIT, Inc.	452	9,497
Prologis, Inc.	2,834	353,598
Rexford Industrial Realty, Inc.	546	32,569
Terreno Realty Corp.	399	25,775
		440,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance–2.04%
American Financial Group, Inc.	724	$ 87,966
American International Group, Inc.	12,800	644,608
Fidelity National Financial, Inc.	5,061	176,781
MetLife, Inc.	17,067	988,862
Principal Financial Group, Inc.	4,633	344,325
Prudential Financial, Inc.	4,091	338,489
		2,581,031
IT Services–0.84%
Accenture PLC Class A	1,002	286,382
Cognizant Technology Solutions Corp. Class A	11,741	715,379
International Business Machines Corp.	438	57,417
		1,059,178
Leisure Products–0.06%
Sturm Ruger & Co., Inc.	1,241	71,283
		71,283
Machinery–0.63%
Dover Corp.	5,272	801,028
		801,028
Media–0.67%
Comcast Corp. Class A	20,247	767,564
Interpublic Group of Cos., Inc.	1,965	73,176
		840,740
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	564	70,833
Boston Properties, Inc.	97	5,250
City Office REIT, Inc.	238	1,642
Cousins Properties, Inc.	1,281	27,388
Douglas Emmett, Inc.	316	3,896
Highwoods Properties, Inc.	1,076	24,953
Kilroy Realty Corp.	346	11,210
Piedmont Office Realty Trust, Inc. Class A	1,487	10,855
		156,027
Oil, Gas & Consumable Fuels–3.00%
APA Corp.	6,044	217,947
Chevron Corp.	1,783	290,914
ConocoPhillips	9,937	985,850
Coterra Energy, Inc.	8,405	206,259
EOG Resources, Inc.	1,534	175,842

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	5,443	$ 173,686
Exxon Mobil Corp.	6,869	753,254
Kinder Morgan, Inc.	15,115	264,664
Marathon Petroleum Corp.	3,373	454,782
Viper Energy Partners LP	3,059	85,652
Williams Cos., Inc.	5,835	174,233
		3,783,083
Personal Care Products–0.10%
Medifast, Inc.	1,168	121,086
		121,086
Pharmaceuticals–2.86%
Bristol-Myers Squibb Co.	6,759	468,466
Johnson & Johnson	8,683	1,345,865
Merck & Co., Inc.	12,635	1,344,238
Pfizer, Inc.	11,121	453,737
		3,612,306
Professional Services–0.36%
Paychex, Inc.	3,470	397,627
Robert Half International, Inc.	775	62,442
		460,069
Residential REITs–0.89%
American Homes 4 Rent Class A	720	22,644
AvalonBay Communities, Inc.	324	54,452
Camden Property Trust	349	36,589
Equity LifeStyle Properties, Inc.	507	34,035
Equity Residential	12,216	732,960
Essex Property Trust, Inc.	317	66,297
Independence Realty Trust, Inc.	1,304	20,903
Invitation Homes, Inc.	2,362	73,765
Mid-America Apartment Communities, Inc.	219	33,078
NexPoint Residential Trust, Inc.	22	961
Sun Communities, Inc.	257	36,206
UDR, Inc.	232	9,526
		1,121,416
Retail REITs–0.45%
Agree Realty Corp.	640	43,910
Brixmor Property Group, Inc.	2,629	56,576
Kimco Realty Corp.	2,008	39,216
Kite Realty Group Trust	654	13,682
Phillips Edison & Co., Inc.	1,148	37,448
Realty Income Corp.	1,231	77,947
Regency Centers Corp.	674	41,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Retail REITs (continued)
Retail Opportunity Investments Corp.	2,878	$ 40,177
Simon Property Group, Inc.	1,467	164,260
SITE Centers Corp.	1,352	16,603
Spirit Realty Capital, Inc.	830	33,067
Urban Edge Properties	399	6,009
		570,130
Semiconductors & Semiconductor Equipment–3.17%
Applied Materials, Inc.	1,898	233,131
Broadcom, Inc.	2,209	1,417,162
KLA Corp.	673	268,641
Lam Research Corp.	747	396,000
Microchip Technology, Inc.	894	74,899
Monolithic Power Systems, Inc.	801	400,933
NVIDIA Corp.	2,915	809,700
QUALCOMM, Inc.	3,164	403,663
		4,004,129
Software–2.26%
Microsoft Corp.	7,136	2,057,309
Oracle Corp.	8,600	799,112
		2,856,421
Specialized REITs–0.78%
CubeSmart	350	16,177
Digital Realty Trust, Inc.	553	54,365
EPR Properties	457	17,412
Equinix, Inc.	203	146,371
Extra Space Storage, Inc.	383	62,402
Four Corners Property Trust, Inc.	607	16,304
Gaming & Leisure Properties, Inc.	1,244	64,763
Iron Mountain, Inc.	1,272	67,302
Lamar Advertising Co. Class A	127	12,686
Life Storage, Inc.	544	71,313
National Storage Affiliates Trust	346	14,456
Outfront Media, Inc.	1,021	16,571
Public Storage	494	149,257
VICI Properties, Inc.	8,465	276,128
		985,507
Specialty Retail–3.41%
Bath & Body Works, Inc.	7,644	279,617
Best Buy Co., Inc.	3,718	291,008
Home Depot, Inc.	2,054	606,176
Lowe's Cos., Inc.	6,011	1,202,020
Ross Stores, Inc.	3,357	356,278
TJX Cos., Inc.	14,946	1,171,169

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Tractor Supply Co.	1,677	$ 394,162
		4,300,430
Technology Hardware, Storage & Peripherals–2.86%
Apple, Inc.	16,176	2,667,422
Dell Technologies, Inc. Class C	6,100	245,281
HP, Inc.	12,683	372,246
NetApp, Inc.	5,023	320,719
		3,605,668
Textiles, Apparel & Luxury Goods–0.25%
NIKE, Inc. Class B	2,624	321,807
		321,807
Tobacco–0.43%
Philip Morris International, Inc.	4,874	473,997
Vector Group Ltd.	6,333	76,059
		550,056
Trading Companies & Distributors–0.14%
Boise Cascade Co.	2,834	179,250
		179,250
Total U.S. Markets (Cost $43,680,944)		54,382,266
§DEVELOPED MARKETS–4.70%
Beverages–0.32%
Asahi Group Holdings Ltd.	1,500	55,827
Diageo PLC	7,820	349,004
		404,831
Chemicals–0.26%
Air Liquide SA	1,950	326,408
		326,408
Commercial Services & Supplies–0.22%
Securitas AB Class B	31,510	280,302
		280,302
Consumer Staples Distribution & Retail–0.41%
Koninklijke Ahold Delhaize NV	12,570	429,455
Seven & i Holdings Co. Ltd.	1,900	85,831
		515,286
Diversified Telecommunication Services–0.14%
Orange SA	14,650	174,045
		174,045
Food Products–0.55%
Danone SA	5,550	345,341
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products (continued)
Nestle SA	2,880	$ 351,160
		696,501
Health Care Providers & Services–0.12%
Fresenius Medical Care AG & Co. KGaA	3,580	151,950
		151,950
Hotels, Restaurants & Leisure–0.22%
Sodexo SA	2,855	278,849
		278,849
Machinery–0.26%
Knorr-Bremse AG	2,070	137,885
Makita Corp.	7,400	184,296
		322,181
Media–0.09%
Publicis Groupe SA	1,380	107,723
		107,723
Personal Care Products–0.41%
Kao Corp.	5,300	206,304
Unilever PLC	5,920	306,768
		513,072
Pharmaceuticals–0.32%
Novo Nordisk AS Class B	1,120	177,880
Roche Holding AG	790	225,736
		403,616
Professional Services–0.14%
Intertek Group PLC	3,580	179,303
		179,303
Software–0.26%
SAP SE	2,590	327,041
		327,041
Specialty Retail–0.10%
H & M Hennes & Mauritz AB Class B	9,250	132,252
		132,252
Textiles, Apparel & Luxury Goods–0.49%
adidas AG	1,610	285,409
Kering SA	160	104,388
Swatch Group AG	660	227,298
		617,095
Tobacco–0.32%
Altria Group, Inc.	9,170	409,165
		409,165

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.07%
KDDI Corp.	2,900	$ 89,429
		89,429
Total Developed Markets (Cost $5,586,238)		5,929,049
Total Common Stock (Cost $49,267,182)		60,311,315

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	15	16
Total Agency Collateralized Mortgage Obligations (Cost $15)		16
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	35,000	32,685
Total Agency Commercial Mortgage-Backed Security (Cost $34,550)		32,685
AGENCY MORTGAGE-BACKED SECURITIES–13.55%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	69,684	62,893
2.50% 7/1/36	319,885	297,239
Fannie Mae S.F. 20 yr
2.00% 3/1/41	128,934	111,458
2.00% 5/1/41	380,137	328,636
3.00% 10/1/47	34,629	31,336
4.00% 8/1/42	310,493	299,850
4.00% 9/1/42	286,738	276,909
4.50% 2/1/44	80,491	80,450
Fannie Mae S.F. 30 yr
2.00% 12/1/50	48,818	40,549
2.00% 1/1/51	50,607	42,361
2.00% 2/1/51	188,591	157,130
2.00% 4/1/51	611,504	506,940
2.50% 1/1/51	145,982	126,677
2.50% 5/1/51	23,000	19,851
2.50% 7/1/51	30,093	26,099
2.50% 8/1/51	168,804	146,743
2.50% 2/1/52	230,329	199,483
2.50% 4/1/52	137,245	118,678
3.00% 1/1/47	5,686	5,244
3.00% 7/1/47	470,404	429,146
3.00% 2/1/48	322,595	295,923
3.00% 3/1/48	142,273	130,046
3.00% 11/1/48	33,729	30,879
3.00% 3/1/50	5,304	4,801
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 7/1/50	103,912	$ 94,635
3.00% 5/1/51	23,769	21,595
3.00% 12/1/51	314,018	284,162
3.00% 2/1/52	372,141	335,319
3.50% 7/1/47	92,426	88,175
3.50% 2/1/48	367,253	346,330
3.50% 11/1/48	49,672	46,843
3.50% 12/1/49	426,318	401,693
3.50% 1/1/50	154,271	144,653
3.50% 3/1/50	39,065	36,899
3.50% 6/1/52	247,670	230,151
4.00% 6/1/48	52,886	51,473
4.00% 5/1/51	241,778	233,932
4.50% 6/1/40	6,047	6,082
4.50% 7/1/40	8,091	7,903
4.50% 8/1/41	15,574	15,663
4.50% 5/1/46	33,588	33,779
4.50% 4/1/48	30,854	31,162
4.50% 12/1/48	30,345	30,200
4.50% 1/1/49	49,801	49,592
4.50% 1/1/50	89,908	89,999
4.50% 9/1/52	71,648	70,261
4.50% 10/1/52	604,812	592,551
5.00% 1/1/51	126,249	127,621
5.00% 7/1/52	174,504	174,562
5.00% 10/1/52	627,766	628,142
5.50% 5/1/44	218,778	225,828
5.50% 10/1/52	298,798	303,759
5.50% 11/1/52	207,612	211,643
5.50% 12/1/52	115,926	117,092
5.50% 3/1/53	742,786	750,254
6.00% 6/1/41	54,138	56,291
6.00% 7/1/41	96,861	101,215
Freddie Mac S.F. 15 yr
2.00% 12/1/35	190,695	172,988
3.00% 3/1/35	159,700	151,416
4.50% 9/1/37	289,249	288,663
Freddie Mac S.F. 20 yr
2.50% 6/1/41	537,521	479,490
5.00% 11/1/42	159,237	160,375
Freddie Mac S.F. 30 yr
2.00% 9/1/51	243,905	202,438
2.00% 3/1/52	19,925	16,481
2.50% 10/1/50	351,700	305,657
2.50% 11/1/50	114,912	99,044
2.50% 2/1/51	70,074	61,250
2.50% 8/1/51	121,629	104,872
2.50% 10/1/51	293,286	254,731
2.50% 1/1/52	470,050	406,676
3.00% 8/1/48	65,207	59,470
3.00% 11/1/49	7,580	6,862
3.00% 1/1/50	31,202	28,368
3.00% 8/1/51	76,223	68,799
3.00% 1/1/52	163,589	146,992

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 6/1/47	465,588	$ 439,558
3.50% 11/1/48	493,704	466,761
3.50% 6/1/52	191,210	178,057
4.00% 10/1/47	81,645	78,816
4.00% 8/1/52	594,102	571,507
4.00% 9/1/52	363,646	348,631
4.50% 8/1/48	177,068	176,660
4.50% 1/1/49	75,795	75,410
4.50% 3/1/49	23,912	23,817
4.50% 4/1/49	35,339	35,262
4.50% 8/1/49	76,310	76,330
4.50% 9/1/52	425,284	417,134
5.00% 7/1/52	298,052	298,454
5.00% 10/1/52	58,826	58,664
5.50% 9/1/41	39,590	41,145
5.50% 9/1/52	684,284	705,594
5.50% 11/1/52	134,198	136,116
GNMA I S.F. 30 yr 3.00% 3/15/50	18,505	16,973
GNMA II S.F. 30 yr
3.00% 12/20/51	164,430	150,062
5.00% 9/20/52	81,678	81,826
5.50% 5/20/37	2,151	2,249
Total Agency Mortgage-Backed Securities (Cost $18,017,622)		17,102,378
CORPORATE BONDS–14.20%
Aerospace & Defense–0.41%
Boeing Co. 3.25% 2/1/28	95,000	88,522
Lockheed Martin Corp. 1.85% 6/15/30	500,000	424,326
		512,848
Agriculture–0.11%
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	143,386
		143,386
Airlines–0.08%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	102,000	101,672
		101,672
Auto Parts & Equipment–0.14%
Aptiv PLC 3.10% 12/1/51	287,000	181,885
		181,885
Banks–2.42%
μBank of America Corp.
2.48% 9/21/36	175,000	132,900
6.20% 11/10/28	90,000	94,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	$ 170,329
5.80% 10/25/28	19,000	19,793
μCitigroup, Inc. 5.61% 9/29/26	190,000	191,416
μCitizens Bank NA 6.06% 10/24/25	250,000	235,241
μFifth Third Bancorp 6.36% 10/27/28	194,000	195,272
μGoldman Sachs Group, Inc. 1.54% 9/10/27	221,000	194,347
KeyBank NA 3.40% 5/20/26	250,000	224,399
μKeyCorp 4.79% 6/1/33	23,000	20,592
μMorgan Stanley
2.48% 9/16/36	172,000	130,668
6.14% 10/16/26	210,000	213,990
6.30% 10/18/28	74,000	77,814
6.34% 10/18/33	25,000	27,305
μPNC Financial Services Group, Inc. 5.67% 10/28/25	150,000	150,077
State Street Corp.
μ2.20% 2/7/28	40,000	36,407
3.10% 5/15/23	25,000	24,925
μ5.75% 11/4/26	10,000	10,191
μ5.82% 11/4/28	5,000	5,215
‡SVB Financial Group
1.80% 10/28/26	15,000	9,307
1.80% 2/2/31	325,000	185,250
4.57% 4/29/33	35,000	20,300
μTruist Bank 2.64% 9/17/29	522,000	490,056
μTruist Financial Corp.
4.95% 9/1/25	65,000	60,078
6.12% 10/28/33	28,000	29,376
μU.S. Bancorp
2.49% 11/3/36	30,000	23,155
4.65% 2/1/29	25,000	24,437
4.84% 2/1/34	30,000	29,110
5.73% 10/21/26	35,000	35,150
		3,061,184
Biotechnology–0.21%
Amgen, Inc.
5.15% 3/2/28	20,000	20,420
5.25% 3/2/30	25,000	25,570
5.25% 3/2/33	67,000	68,836
5.65% 3/2/53	20,000	20,814
Royalty Pharma PLC 1.75% 9/2/27	145,000	125,657
		261,297
Chemicals–0.22%
Celanese U.S. Holdings LLC
6.05% 3/15/25	25,000	25,143
6.17% 7/15/27	105,000	105,599
Nutrien Ltd. 4.90% 3/27/28	25,000	24,993

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co. 3.30% 5/15/50	175,000	$ 123,720
		279,455
Diversified Financial Services–1.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	312,145
Air Lease Corp.
2.88% 1/15/26	410,000	382,196
2.88% 1/15/32	140,000	115,642
3.00% 2/1/30	345,000	295,118
5.85% 12/15/27	25,000	25,133
Aviation Capital Group LLC
3.50% 11/1/27	165,000	147,374
6.25% 4/15/28	10,000	10,014
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	382,045
6.45% 6/8/27	25,000	25,774
6.50% 1/20/43	15,000	15,370
		1,710,811
Electric–2.15%
AEP Texas, Inc. 3.45% 1/15/50	20,000	14,737
AEP Transmission Co. LLC 5.40% 3/15/53	10,000	10,416
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	91,163
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	34,358
Duke Energy Carolinas LLC 4.95% 1/15/33	220,000	225,963
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	82,579
3.25% 10/1/49	275,000	201,050
Entergy Louisiana LLC 4.95% 1/15/45	20,000	18,677
Entergy Mississippi LLC 2.85% 6/1/28	165,000	150,542
Entergy Texas, Inc. 3.55% 9/30/49	325,000	247,445
Exelon Corp. 5.30% 3/15/33	25,000	25,434
Indianapolis Power & Light Co. 5.65% 12/1/32	40,000	42,020
National Rural Utilities Cooperative Finance Corp.
2.85% 1/27/25	330,000	319,380
5.80% 1/15/33	10,000	10,647
Nevada Power Co. 3.13% 8/1/50	165,000	117,382
Public Service Co. of Colorado 5.25% 4/1/53	30,000	30,558
Southern California Edison Co.
3.45% 2/1/52	66,000	48,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
3.65% 2/1/50	80,000	$ 61,584
4.00% 4/1/47	85,000	69,801
4.88% 3/1/49	130,000	120,292
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	445,577
Vistra Operations Co. LLC 5.13% 5/13/25	320,000	311,848
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	32,342
		2,712,099
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	136,000	115,852
		115,852
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	88,973
		88,973
Health Care Products–0.21%
Baxter International, Inc. 3.13% 12/1/51	18,000	11,674
GE HealthCare Technologies, Inc. 5.60% 11/15/25	245,000	247,956
		259,630
Health Care Services–0.41%
Elevance Health, Inc. 5.13% 2/15/53	27,000	26,894
Humana, Inc. 5.75% 3/1/28	53,000	55,043
UnitedHealth Group, Inc.
4.50% 4/15/33	225,000	223,705
5.05% 4/15/53	215,000	217,321
		522,963
Insurance–0.42%
American International Group, Inc. 5.13% 3/27/33	110,000	109,340
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	56,669
5.00% 9/12/32	150,000	150,656
Athene Holding Ltd.
3.45% 5/15/52	125,000	79,029
3.95% 5/25/51	55,000	37,824
Brighthouse Financial, Inc.
3.85% 12/22/51	140,000	90,403
4.70% 6/22/47	11,000	8,036
		531,957

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.30%
Amazon.com, Inc.
1.50% 6/3/30	375,000	$ 311,753
2.50% 6/3/50	45,000	30,505
3.60% 4/13/32	40,000	37,997
		380,255
Machinery Diversified–0.43%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	543,692
		543,692
Media–0.82%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	480,000	299,273
4.40% 12/1/61	215,000	146,905
Comcast Corp.
2.80% 1/15/51	29,000	19,584
3.20% 7/15/36	69,000	58,131
Discovery Communications LLC 4.00% 9/15/55	510,000	338,209
Time Warner Cable LLC 7.30% 7/1/38	165,000	171,211
		1,033,313
Mining–0.44%
Newmont Corp.
2.25% 10/1/30	65,000	54,604
2.60% 7/15/32	45,000	37,665
2.80% 10/1/29	520,000	459,823
		552,092
Miscellaneous Manufacturing–0.11%
Eaton Corp. 4.15% 3/15/33	20,000	19,344
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	67,028
2.75% 4/1/31	65,000	55,419
		141,791
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	13,493
3.28% 12/1/28	195,000	171,775
		185,268
Oil & Gas–0.11%
BP Capital Markets America, Inc. 4.81% 2/13/33	25,000	25,384
Diamondback Energy, Inc. 4.25% 3/15/52	68,000	53,351
Valero Energy Corp. 3.65% 12/1/51	79,000	57,355
		136,090
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.58%
CVS Health Corp.
2.70% 8/21/40	320,000	$ 228,853
3.75% 4/1/30	35,000	32,742
4.78% 3/25/38	490,000	467,107
		728,702
Pipelines–1.01%
Enbridge, Inc. 5.70% 3/8/33	15,000	15,602
Energy Transfer LP
5.25% 4/15/29	140,000	139,460
5.75% 2/15/33	9,000	9,218
6.25% 4/15/49	230,000	227,867
Enterprise Products Operating LLC
3.30% 2/15/53	20,000	14,468
5.35% 1/31/33	140,000	145,052
Kinder Morgan, Inc. 5.20% 6/1/33	35,000	34,772
MPLX LP
1.75% 3/1/26	30,000	27,378
4.00% 3/15/28	85,000	81,327
4.70% 4/15/48	35,000	29,388
ONEOK, Inc. 6.10% 11/15/32	180,000	186,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	91,512
5.00% 1/15/28	160,000	154,702
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	121,286
		1,278,376
Real Estate Investment Trusts–0.42%
American Homes 4 Rent LP 3.63% 4/15/32	175,000	151,533
Crown Castle, Inc.
1.05% 7/15/26	90,000	79,305
2.10% 4/1/31	180,000	147,083
VICI Properties LP 4.95% 2/15/30	160,000	150,139
		528,060
Semiconductors–0.15%
Broadcom, Inc. 3.47% 4/15/34	163,000	133,869
Entegris Escrow Corp. 4.75% 4/15/29	40,000	37,816
Micron Technology, Inc. 6.75% 11/1/29	17,000	18,059
		189,744
Software–0.48%
Autodesk, Inc. 2.40% 12/15/31	185,000	153,870
Oracle Corp.
4.65% 5/6/30	15,000	14,606
5.55% 2/6/53	145,000	138,046

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
6.15% 11/9/29	25,000	$ 26,628
Workday, Inc.
3.50% 4/1/27	130,000	124,380
3.70% 4/1/29	10,000	9,374
3.80% 4/1/32	150,000	137,523
		604,427
Telecommunications–0.87%
AT&T, Inc. 3.50% 9/15/53	480,000	348,503
T-Mobile USA, Inc. 3.00% 2/15/41	520,000	385,482
Verizon Communications, Inc.
2.88% 11/20/50	35,000	23,280
4.50% 8/10/33	350,000	338,189
		1,095,454
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	41,958
		41,958
Total Corporate Bonds (Cost $20,082,014)		17,923,234
NON-AGENCY ASSET-BACKED SECURITIES–3.00%
•AMMC CLO 22 Ltd. Series 2018-22A A 5.85% (LIBOR03M + 1.03%) 4/25/31	100,000	98,760
•Apex Credit CLO Ltd. Series 2018-1A A2 5.85% (LIBOR03M + 1.03%) 4/25/31	100,000	98,449
•Bethpage Park CLO Ltd. Series 2021-1A A 5.92% (LIBOR03M + 1.13%) 1/15/35	250,000	242,251
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 5.79% (LIBOR03M + 0.98%) 4/20/31	500,000	494,660
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	184,001
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	343,875	295,143
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	155,809	154,188
•Man GLG U.S. CLO Series 2018-1A A1R 5.95% (LIBOR03M + 1.14%) 4/22/30	250,000	245,768
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A A 5.98% (LIBOR03M + 1.16%) 10/20/34	250,000	$ 243,158
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 6.00% (LIBOR03M + 1.19%) 1/20/31	250,000	247,385
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.00% (LIBOR03M + 1.18%) 10/26/31	250,000	244,992
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	296,250	257,610
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	270,000	261,647
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	457,265
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	270,000	264,647
Total Non-Agency Asset-Backed Securities (Cost $3,991,928)		3,789,924
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	87,215	70,763
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.41% 6/25/29	31,567	28,479
Series 2021-10 A3 2.50% 12/25/51	87,840	71,380
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	87,939	71,461
•Sequoia Mortgage Trust Series 2015-1 B2 3.91% 1/25/45	4,657	4,381
Total Non-Agency Collateralized Mortgage Obligations (Cost $303,989)		246,464
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.38%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	64,931
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	44,090
Series 2019-BN20 A3 3.01% 9/15/62	395,000	344,361

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2019-BN21 A5 2.85% 10/17/52	225,000	$ 195,575
Series 2020-BN25 A5 2.65% 1/15/63	800,000	681,031
Series 2021-BN36 A5 2.47% 9/15/64	680,000	553,711
•Series 2022-BNK41 A4 3.79% 4/15/65	70,000	63,198
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	196,496
Series 2020-B20 A5 2.03% 10/15/53	50,000	39,914
Series 2020-B21 A5 1.98% 12/17/53	45,000	35,822
Series 2020-B22 A5 1.97% 1/15/54	300,000	237,742
Series 2021-B24 A5 2.58% 3/15/54	47,000	38,649
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	141,566
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	53,130
Series 2019-CD8 A4 2.91% 8/15/57	400,000	344,895
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	88,095
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	43,582
Series 2016-P3 A4 3.33% 4/15/49	145,000	135,477
Series 2019-C7 A4 3.10% 12/15/72	500,000	443,094
Series 2020-555 A 2.65% 12/10/41	100,000	83,988
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	30,000	28,663
Series 2014-CR20 AM 3.94% 11/10/47	85,000	80,298
Series 2015-3BP A 3.18% 2/10/35	100,000	93,235
Series 2015-CR23 A4 3.50% 5/10/48	35,000	33,531
Series 2016-CR28 A4 3.76% 2/10/49	50,000	47,932
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	70,153
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	$ 155,722
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	28,790
Series 2017-GS5 A4 3.67% 3/10/50	65,000	59,730
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,034
Series 2020-GC47 A5 2.38% 5/12/53	35,000	28,929
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	31,628
Series 2015-JP1 A5 3.91% 1/15/49	30,000	28,719
Series 2016-JP2 AS 3.06% 8/15/49	60,000	54,517
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	173,626	165,439
Series 2015-C33 A4 3.77% 12/15/48	220,000	210,274
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	70,036
Series 2017-C7 A5 3.41% 10/15/50	195,000	180,886
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	38,953
Series 2015-C26 A5 3.53% 10/15/48	35,000	33,377
Series 2016-C29 A4 3.33% 5/15/49	35,000	32,917
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	87,566
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	61,520
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	54,883
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $6,390,755)		5,525,079
U.S. TREASURY OBLIGATIONS–12.38%
U.S. Treasury Bonds
2.25% 8/15/46	1,480,000	1,116,880
3.63% 2/15/53	1,620,000	1,608,356
3.88% 2/15/43	395,000	398,518
U.S. Treasury Notes
3.50% 1/31/30	3,365,000	3,351,330

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.50% 2/15/33	1,225,000	$ 1,226,914
3.63% 3/31/28	1,500,000	1,502,461
3.63% 3/31/30	15,000	15,038
3.88% 12/31/27	1,130,000	1,141,874
3.88% 12/31/29	800,000	814,437
4.00% 10/31/29	1,840,000	1,884,347
4.00% 2/28/30	5,000	5,132
4.13% 11/15/32	1,785,000	1,875,644
4.63% 3/15/26	125,000	127,852
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	564,658
Total U.S. Treasury Obligations (Cost $15,718,461)		15,633,441

	Number of Shares
EXCHANGE-TRADED FUNDS–3.36%
iShares Core MSCI EAFE ETF	20,793	1,390,012
Vanguard Russell 2000 ETF	19,366	1,395,901
Xtrackers USD High Yield Corporate Bond ETF	41,909	1,456,338
Total Exchange-Traded Funds (Cost $4,382,453)		4,242,251
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	114,595	$ 114,595
Total Money Market Fund (Cost $114,595)		114,595

	Principal Amount°
SHORT-TERM INVESTMENT—0.45%
DISCOUNTED COMMERCIAL PAPER–0.45%
≠DZ Bank AG 4.84% 4/3/23	575,000	574,848
		574,848
Total Short-Term Investment (Cost $574,848)		574,848

TOTAL INVESTMENTS–99.40% (Cost $118,878,412)	125,496,230
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	752,416
NET ASSETS APPLICABLE TO 11,739,704 SHARES OUTSTANDING–100.00%	$126,248,646

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(13)	U.S. Treasury 10 yr Notes	$(1,493,984)	$(1,452,124)	6/21/23	$—	$(41,860)
(9)	U.S. Treasury 10 yr Ultra Notes	(1,090,266)	(1,051,644)	6/21/23	—	(38,622)
38	U.S. Treasury 5 yr Notes	4,161,297	4,113,413	6/30/23	47,884	—
4	U.S. Treasury Long Bonds	524,625	500,915	6/21/23	23,710	—
Total Futures Contracts					$71,594	$(80,482)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$1,513,061	$—	$—	$1,513,061
Banks	1,144,377	—	—	1,144,377
Biotechnology	1,086,227	—	—	1,086,227
Broadline Retail	197,789	—	—	197,789
Building Products	124,399	—	—	124,399
Capital Markets	1,831,878	—	—	1,831,878
Chemicals	987,456	—	—	987,456
Communications Equipment	1,991,047	—	—	1,991,047
Consumer Finance	483,831	—	—	483,831
Consumer Staples Distribution & Retail	1,397,579	—	—	1,397,579
Diversified REITs	42,800	—	—	42,800
Diversified Telecommunication Services	1,143,463	—	—	1,143,463
Electric Utilities	790,608	—	—	790,608
Entertainment	761,989	—	—	761,989
Financial Services	1,093,763	—	—	1,093,763
Food Products	1,451,754	—	—	1,451,754
Health Care Equipment & Supplies	1,369,906	318,461	—	1,688,367
Health Care Providers & Services	1,863,442	—	—	1,863,442
Health Care REITs	155,283	—	—	155,283
Hotel & Resort REITs	129,165	—	—	129,165
Hotels, Restaurants & Leisure	228,461	326,697	—	555,158
Household Durables	226,476	—	—	226,476
Household Products	—	261,360	—	261,360
Independent Power and Renewable Electricity Producers	290,160	—	—	290,160
Industrial Conglomerates	749,573	—	—	749,573
Industrial REITs	440,616	—	—	440,616
Insurance	2,581,031	—	—	2,581,031
IT Services	1,059,178	—	—	1,059,178
Leisure Products	71,283	—	—	71,283
Machinery	801,028	—	—	801,028
Media	840,740	—	—	840,740
Office REITs	156,027	—	—	156,027
Oil, Gas & Consumable Fuels	3,783,083	—	—	3,783,083
Personal Care Products	121,086	—	—	121,086
Pharmaceuticals	3,612,306	—	—	3,612,306
Professional Services	460,069	—	—	460,069
Residential REITs	1,121,416	—	—	1,121,416
Retail REITs	570,130	—	—	570,130
Semiconductors & Semiconductor Equipment	4,004,129	—	—	4,004,129
Software	2,856,421	—	—	2,856,421
Specialized REITs	985,507	—	—	985,507
Specialty Retail	4,300,430	—	—	4,300,430
Technology Hardware, Storage & Peripherals	3,605,668	—	—	3,605,668
Textiles, Apparel & Luxury Goods	321,807	—	—	321,807
Tobacco	550,056	—	—	550,056
Trading Companies & Distributors	179,250	—	—	179,250
Developed Markets
Beverages	—	404,831	—	404,831
Chemicals	—	326,408	—	326,408
Commercial Services & Supplies	—	280,302	—	280,302
Consumer Staples Distribution & Retail	—	515,286	—	515,286
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Diversified Telecommunication Services	$—	$174,045	$—	$174,045
Food Products	—	696,501	—	696,501
Health Care Providers & Services	—	151,950	—	151,950
Hotels, Restaurants & Leisure	—	278,849	—	278,849
Machinery	—	322,181	—	322,181
Media	—	107,723	—	107,723
Personal Care Products	—	513,072	—	513,072
Pharmaceuticals	—	403,616	—	403,616
Professional Services	—	179,303	—	179,303
Software	—	327,041	—	327,041
Specialty Retail	—	132,252	—	132,252
Textiles, Apparel & Luxury Goods	—	617,095	—	617,095
Tobacco	409,165	—	—	409,165
Wireless Telecommunication Services	—	89,429	—	89,429
Agency Collateralized Mortgage Obligation	—	16	—	16
Agency Commercial Mortgage-Backed Security	—	32,685	—	32,685
Agency Mortgage-Backed Securities	—	17,102,378	—	17,102,378
Corporate Bonds	—	17,923,234	—	17,923,234
Non-Agency Asset-Backed Securities	—	3,789,924	—	3,789,924
Non-Agency Collateralized Mortgage Obligations	—	246,464	—	246,464
Non-Agency Commercial Mortgage-Backed Securities	—	5,525,079	—	5,525,079
U.S. Treasury Obligations	—	15,633,441	—	15,633,441
Exchange-Traded Funds	4,242,251	—	—	4,242,251
Money Market Fund	114,595	—	—	114,595
Short-Term Investment	—	574,848	—	574,848
Total Investments	$58,241,759	$67,254,471	$—	$125,496,230
Derivatives:

Assets:
Futures Contracts	$71,594	$—	$—	$71,594
Liabilities:
Futures Contracts	$(80,482)	$—	$—	$(80,482)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Delaware Wealth Builder Fund–15